                                            May 5, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

      Re: The Prudential Discovery Select Group Variable Contract Account
            Registration No.: 333-23271

Gentlemen:

        Pursuant to Rule 497 ( j ) under the Securities Act of 1933, The Prudential Insurance Company of America, on behalf of The Prudential Discovery Select Group Variable Contract Account (the “Account”), hereby certifies : (1) that the text of the Account’s most recent post-effective amendment has been filed electronically, and (2) that the form of the Prospectus and Statement of Additional Information that would have been filed under Rule 497 ( c ) would not have differed from that contained in the most recent post-effective amendment.

Respectfully submitted,

/s/  C. Christopher Sprague
C. Christopher  Sprague
Vice President and Corporate Counsel
The Prudential Insurance Company of America